Share-Based Compensation - Schedule of New Allotments (Details)	12 Months Ended
Dec. 31, 2025 shares
Related Party Transaction [Line Items]
No. of ADSs	157,269
May 15, 2025 [Member]
Related Party Transaction [Line Items]
Eligible Recipients	Company Employees
Terms of the instrument	Restricted share units
No. of ADSs	4,650
Vesting Conditions	Fully vested at the grant date
May 15, 2025 [Member]
Related Party Transaction [Line Items]
Eligible Recipients	Executive officer
Terms of the instrument	Restricted share units
No. of ADSs	188
Vesting Conditions	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years
November 23, 2025 [Member]
Related Party Transaction [Line Items]
Eligible Recipients	Directors and Chief Executive Officer
Terms of the instrument	Restricted share units
No. of ADSs	118,673
Vesting Conditions	Vesting over 3 years (1/12 of the total at the end of each quarter, commencing with the third quarter of 2025) or fully vested upon the completion of Twine’s acquisition
November 23, 2025 [Member]
Related Party Transaction [Line Items]
Eligible Recipients	Twine’s Executives
Terms of the instrument	Restricted share units
No. of ADSs	20,255
Vesting Conditions	Vesting in equal monthly installments over a period of 6 months from the date of grant. If the Company terminates the employment or engagement of the executives for any reason prior to the full vesting, any unvested RSUs outstanding as of the effective date of such termination shall immediately accelerate and become fully vested and exercisable as of such date.
November 23, 2025 [Member]
Related Party Transaction [Line Items]
Eligible Recipients	Twine’s Employees
Terms of the instrument	Restricted Share Units
No. of ADSs	13,503
Vesting Conditions	Vesting in equal monthly installments over a period of 6 months from the date of grant.